SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trusts (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, beneficial rights value		¥ 6,900,000		¥ 5,400,000	¥ 6,500,000
Provision for loan losses		2,151,046		1,580,306	965,419
Loans written off		1,844,349		1,102,422	475,352
Loans receivable transferred to asset backed securities		5,600,000		2,600,000	300,000
ASSETS
Restricted cash		3,381,107		3,346,779	2,643,587	$ 476,219
Loans receivable, net		24,604,487		15,347,662		3,465,470
Prepaid expenses and other assets		329,920		379,388		46,468
Loans receivable, net-noncurrent		2,898,005		3,136,994		408,175
TOTAL ASSETS		45,818,572		40,343,170		6,453,411
LIABILITIES
Payable to investors of the consolidated trusts-current		8,942,291		6,099,520		1,259,495
Accrued expenses and other current liabilities		2,016,039		2,004,551		283,953
Payable to investors of the consolidated trusts-noncurrent		3,581,800		4,521,600		504,486
TOTAL LIABILITIES		23,808,715		21,411,873		$ 3,353,388
Net revenue		16,290,027	$ 2,294,403	16,553,930	16,635,645
Net cash provided by operating activities		7,118,350	1,002,598	5,922,515	5,789,700
Net cash provided by (used in) investing activities		(11,147,789)	(1,570,134)	(7,355,975)	(6,064,328)
Net cash from provided by financing activities		¥ 1,066,458	$ 150,209	3,204,068	2,263,720
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		1 year	1 year
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		2 years	2 years
Shenzhen Stock Exchange | Listing And Transferring Assets Based Securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		¥ 5,500,000		2,500,000	4,000,000
Shanghai Stock Exchange | Listing And Transferring Assets Based Securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		7,000,000		2,900,000	8,000,000
Consolidated Trusts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payable to investors of the consolidated trusts - current		5,043,700		4,603,886
Payable to investors of the consolidated trusts - noncurrent		1,403,800		2,519,600
Repurchase of delinquent loans		1,161,868		1,498,233
Repurchase of performing loans upon liquidation of consolidated trusts		11,914		52,104
Provision for loan losses		766,551		673,382	661,402
Loans written off		759,223		714,630	267,322
ASSETS
Restricted cash		1,232,804		1,018,106
Loans receivable, net		9,318,315		9,942,696
Prepaid expenses and other assets		92,287		117,516
Loans receivable, net-noncurrent		268,215		511,843
TOTAL ASSETS		10,911,621		11,590,161
LIABILITIES
Payable to investors of the consolidated trusts-current		8,942,291		6,099,520
Accrued expenses and other current liabilities		10,120		8,378
Other tax payable		4,314		35,766
Payable to investors of the consolidated trusts-noncurrent		3,581,800		4,521,600
TOTAL LIABILITIES		12,538,525		10,665,264
Net revenue		2,350,404		2,275,833	1,704,267
Net income		948,139		1,101,477	708,908
Net cash provided by operating activities		1,664,700		1,784,344	1,329,554
Net cash provided by (used in) investing activities		110,926		(609,509)	(4,619,696)
Net cash from provided by financing activities		¥ 1,939,011		¥ 4,245,628	¥ 1,735,348
Percentage of consolidated revenues		14.00%	14.00%	14.00%	10.00%
Percentage of consolidated total assets		24.00%	24.00%	29.00%
Percentage of consolidated total liabilities		53.00%	53.00%	50.00%
Consolidated Trusts | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	30 days
Consolidated Trusts | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	90 days
Consolidated Trusts | External institutional funding partners
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payable to investors of the consolidated trusts - current		¥ 3,838,800		¥ 445,000
Payable to investors of the consolidated trusts - noncurrent		¥ 2,178,000		¥ 1,802,000